Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Common Stocks – 16 .3%
Consumer, Cyclical – 16 .3%
Tesla, Inc.*
(Cost $ 277,527 ) ............................................................. 350 $ 233,775
Exchange-Traded Funds – 74 .6%
Invesco Nasdaq Next Gen 100 ETF (a) ............................................. 14,910 474,735
Invesco QQQ Trust Series 1 (a) ................................................... 1,863 594,539
Total Exchange-Traded Funds (Cost $ 1,069,550 ) .................................................. 1,069,274
Number of
Contracts Notional Amount
Purchased Options – 9.0%
Calls – Exchange-Traded – 7.2%
Tesla, Inc. , June Strike Price $ 1,000 , Expires 6/18/21 ................... 7 $ 700,000 5,600
Tesla, Inc. , September Strike Price $ 1,300 , Expires 9/17/21 .............. 6 780,000 8,475
Tesla, Inc. , January Strike Price $ 1,275 , Expires 1/21/22 ................ 6 765,000 26,070
Tesla, Inc. , January Strike Price $ 1,275 , Expires 1/20/23 ................ 5 637,500 63,513
103,658
Puts – Exchange-Traded – 1.8%
Invesco QQQ Trust Series 1 , June Strike Price $ 100 , Expires 6/17/22 ...... 127 1,270,000 6,477
NASDAQ 100 Index , June Strike Price $ 5,000 , Expires 6/18/21 ........... 5 2,500,000 1,025
NASDAQ 100 Index , June Strike Price $ 5,500 , Expires 6/18/21 ........... 4 2,200,000 1,540
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/17/21 ...... 1 700,000 3,000
NASDAQ 100 Index , December Strike Price $ 4,000 , Expires 12/17/21 ..... 4 1,600,000 4,820
NASDAQ 100 Index , March Strike Price $ 7,000 , Expires 3/18/22 .......... 1 700,000 8,218
25,080
Total Purchased Options (Cost $ 222,217 ) .......................................................... 128,738
Shares
Money Market Funds – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.02%(b)
(Cost $ 1,195 ) ............................................................... 1,195 1,195
Total Investments – 100.0%
(Cost $ 1,570,489 ) ........................................................................... $ 1,432,982
Liabilities in Excess of Other Assets – (0.0) % † ...................................................... (226)
Net Assets – 100.0% .......................................................................... $ 1,432,756
* Non Income Producing
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2021.

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
March 31, 2021 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 16 .3%
Exchange-Traded Funds ........................................................................... 74 .6%
Purchased Options ............................................................................... 9 .0%
Money Market Funds ............................................................................. 0 .1%
Total Investments ................................................................................ 100 .0%
Liabilities in Excess of Other Assets .................................................................. (0.0) % †
Net Assets ..................................................................................... 100 .0%